Unitholders' Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		9 Months Ended	12 Months Ended
	Mar. 02, 2012	Feb. 08, 2011	Sep. 30, 2014	Dec. 31, 2011
Unitholders' Equity
Common units issued in public offering	5,850,000	2,645,000
Common units issued in public offering, offer price (in dollars per share)	$ 22.31	$ 27.60
Net proceeds from public offering after deducting underwriting fees and offering expenses	$ 130,500	$ 626	$ 0	$ 69,626